Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years ₪ in Millions	Dec. 31, 2019 ILS (₪)
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	₪ 1,542
Later than one year [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	549
Later than one year and not later than two years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	358
Later than two years and not later than three years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	311
Later than three years and not later than four years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	154
Later than four years and not later than five years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	83
Later than five years and not later than six years [Member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	75
Later than five years and not later than seven years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	12
Space Segments [Member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	468
Space Segments [Member] | Later than one year [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	78
Space Segments [Member] | Later than one year and not later than two years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	78
Space Segments [Member] | Later than two years and not later than three years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	75
Space Segments [Member] | Later than three years and not later than four years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	75
Space Segments [Member] | Later than four years and not later than five years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	75
Space Segments [Member] | Later than five years and not later than six years [Member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	75
Space Segments [Member] | Later than five years and not later than seven years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	12
Content and Copyright [Member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	1,074
Content and Copyright [Member] | Later than one year [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	471
Content and Copyright [Member] | Later than one year and not later than two years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	280
Content and Copyright [Member] | Later than two years and not later than three years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	236
Content and Copyright [Member] | Later than three years and not later than four years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	79
Content and Copyright [Member] | Later than four years and not later than five years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments	8
Content and Copyright [Member] | Later than five years and not later than six years [Member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments
Content and Copyright [Member] | Later than five years and not later than seven years [member]
Agreements (Details) - Schedule of minimum future contractual rental payments during the next five years [Line Items]
Future contractual rental payments